Putnam VT Income Fund
The fund's portfolio
3/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (34.9%)(a)
	Principal amount	Value
Banking (8.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	$200,000	$196,918
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity	200,000	201,023
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	200,000	220,250
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	193,572
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	200,000	209,294
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	245,677
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	40,034
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	50,000	50,326
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	195,000	167,981
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	100,000	103,446
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	550,000	486,237
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.351%, 9/15/26	100,000	100,199
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	318,628
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	75,000	75,382
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.79%, 7/13/28 (France)	200,000	205,150
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	164,985
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	250,000	250,645
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	312,324
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	199,884
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	90,000	84,940
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	105,167
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,468
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	61,713
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	76,000	77,177
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	500,000	486,398
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	250,000	246,281
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	200,000	201,175
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	233,249
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	200,000	200,693
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	200,000	196,651
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	115,000	118,550
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	107,000	109,898
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	202,470
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	210,000	175,569
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	87,035
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	429,000	421,756
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.569%, 5/15/47	63,000	56,069
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	82,627
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	155,000	158,151
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	380,000	387,585
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	300,000	262,247
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	46,000	44,853
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	103,000	102,537
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	213,031
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	200,401
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	350,000	326,396
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	140,000	141,394
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	138,371
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	200,000	212,000
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	200,000	209,771
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	172,155
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	120,000	120,518
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	105,000	103,293
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	370,000	448,938
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	239,685
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	244,221
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	204,556
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	50,000	47,571
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	125,000	126,482
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	495,000	540,598
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	185,000	162,875

		11,717,470
Basic materials (1.3%)
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	90,000	93,367
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	5,000	5,259
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	14,000	14,517
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	73,000	74,351
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	12,000	11,972
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	59,258
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	227,000	203,124
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	135,000	132,760
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 5.25%, 9/1/29	120,000	120,035
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	20,000	20,053
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	70,000	73,871
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	124,000	119,869
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	150,000	143,233
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	75,000	72,579
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	20,000	13,330
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	35,000	29,076
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	41,489
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	25,000	22,286
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	95,000	91,723
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	135,000	129,046
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	35,329
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	198,000	190,283
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	119,912
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	44,525
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	32,000	36,354

		1,897,601
Capital goods (1.5%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	201,750
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	6,000	5,880
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	168,000	152,511
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	104,000	97,218
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	45,000	42,576
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	357,000	334,223
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	205,000	138,244
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	55,000	56,082
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	16,000	16,559
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	142,000	128,229
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	138,000	134,579
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	44,142
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	125,000	122,608
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	15,000	13,329
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	30,000	30,057
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	50,000	56,568
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	357,895
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	40,000	39,614
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	22,000	19,395
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	110,000	103,445
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	93,000	93,870

		2,188,774
Communication services (2.7%)
American Tower Corp. sr. unsec. bonds 5.55%, 7/15/33(R)	250,000	251,089
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	195,000	165,079
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	48,000	42,203
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)	118,000	112,171
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	166,000	153,013
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	129,758
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	300,009
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	148,000	145,303
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	83,000	70,611
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	245,000	242,018
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	135,000	98,722
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	172,000	160,891
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	123,232
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	21,419
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	193,000	172,779
Equinix, Inc. sr. unsec. sub. notes 2.50%, 5/15/31(R)	70,000	58,391
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	90,000	89,375
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	81,766
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	38,000	34,151
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	149,000	158,780
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	226,235
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,557
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	115,000	119,085
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	255,000	252,279
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	155,000	172,994
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.272%, 1/15/36	150,000	137,821
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	80,128
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	114,396
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	250,000	225,066

		3,945,321
Consumer cyclicals (2.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	260,000	248,300
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	120,658
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	165,000	157,260
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	453,000	280,756
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	85,652
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	16,000	15,754
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	104,000	100,566
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	120,000	118,518
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	50,000	50,543
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	16,099
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	49,000	43,862
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	80,000	72,431
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	60,000	55,367
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,342
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	8,000	8,405
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	20,000	20,079
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	41,000	41,142
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	150,000	147,348
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	176,000	173,773
Moody's Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	106,346
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	66,000	62,750
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	100,000	98,493
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	75,000	76,537
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	50,000	44,900
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	31,000	28,355
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 5/15/33	95,000	100,833
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	61,972
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28	65,000	64,897
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	41,000	33,122
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	182,081
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	28,000	30,388
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30	37,000	39,457
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	75,000	64,462
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	548,000	489,495

		3,262,943
Consumer finance (1.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	245,000	210,126
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	150,000	149,114
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	40,000	38,918
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	260,000	235,141
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	75,000	76,504
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	50,000	49,923
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	210,000	209,552
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	132,000	145,793
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	173,384
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	305,000	306,128

		1,594,583
Consumer staples (1.7%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	200,000	202,234
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	191,855
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	50,000	50,240
Coca-Cola Co. (The) sr. unsec. unsub. notes 1.65%, 6/1/30	290,000	244,430
Conagra Brands, Inc. sr. unsec. bonds 5.30%, 11/1/38	65,000	61,894
Constellation Brands, Inc. company guaranty sr. unsec. bonds 4.10%, 2/15/48	150,000	122,160
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	94,651
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	88,000	89,637
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	5,000	4,945
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	38,109
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29	250,000	232,506
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34	70,000	73,551
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33	25,000	24,629
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	157,000	139,016
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	315,000	314,734
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	21,000	21,226
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	24,000	23,502
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	66,000	62,861
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	165,000	181,113
Molson Coors Beverage Co. company guaranty sr. unsec. unsub. bonds 4.20%, 7/15/46	120,000	100,269
Mondelez International, Inc. sr. unsec. notes 2.625%, 3/17/27	180,000	168,571

		2,442,133
Energy (1.3%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	195,000	185,591
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	75,813
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	45,000	48,678
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	50,000	51,125
DCP Midstream Operating LP company guaranty sr. unsec. notes 8.125%, 8/16/30	85,000	97,546
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	75,000	79,956
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	86,277
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	205,717
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	109,000	118,310
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	261,583
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	205,000	214,777
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	93,000	96,692
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	29,000	29,479
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	23,000	23,004
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	138,804
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	205,000	196,244

		1,909,596
Financial (0.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	145,000	161,514
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	19,429
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	191,858
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	118,000	92,013
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	49,000	47,687
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	200,000	193,778
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	20,000	19,624
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	75,000	75,079
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	102,649
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	41,000	42,940
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	24,000	25,291
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	21,000	21,354

		993,216
Health care (4.0%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54	152,000	156,453
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	61,000	61,756
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	212,000	213,513
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	205,861
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	75,000	76,496
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	98,000	99,136
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	273,000	276,755
Becton, Dickinson and Co. sr. unsec. bonds 4.669%, 6/6/47	55,000	49,285
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	146,000	140,268
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	60,000	52,944
Biogen, Inc. sr. unsec. bonds 3.25%, 2/15/51	105,000	72,618
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	145,000	122,396
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34	291,000	295,459
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	39,000	39,164
CVS Health Corp. sr. unsec. notes 3.25%, 8/15/29	125,000	114,646
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	446,000	395,319
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	13,288	13,328
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	89,351	81,716
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	335,000	299,089
Elevance Health, Inc. sr. unsec. unsub. bonds 5.125%, 2/15/53	65,000	62,292
Elevance Health, Inc. sr. unsec. unsub. notes 2.25%, 5/15/30	215,000	183,871
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	70,000	68,357
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	34,898
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	66,000	64,711
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	28,411
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	54,000	54,809
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	41,000	41,284
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	50,000	44,262
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	95,000	94,724
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	75,000	72,996
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	165,000	168,592
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	205,000	167,298
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	229,065
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	120,000	119,308
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	240,000	236,300
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	57,000	56,189
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	120,000	128,886
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	25,000	24,161
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	12,991
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	170,000	170,157
Thermo Fisher Scientific, Inc. sr. unsec. notes 2.60%, 10/1/29	135,000	121,135
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	46,878
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	107,993
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	370,000	358,456
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	110,000	99,883
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	225,000	243,067
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	74,000	62,354

		5,869,530
Insurance (1.0%)
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	145,000	118,748
Athene Holding, Ltd. 6.25%, 4/1/54	35,000	35,546
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	113,000	113,225
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	65,000	63,241
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	69,619
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	100,000	93,498
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	220,000	217,209
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	89,000	56,771
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	191,004
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	190,805
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	29,000	19,646
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	125,000	126,096
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	173,000	196,598

		1,492,006
Investment banking/Brokerage (1.4%)
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	35,000	36,006
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	175,000	169,267
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	137,139
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	353,000	339,774
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	115,000	115,045
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	35,000	34,915
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	60,000	59,638
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	760,000	733,781
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37	314,000	301,251
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	60,562

		1,987,378
Real estate (0.6%)
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	24,000	22,833
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)	130,000	134,498
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 3.35%, 9/1/24(R)	92,000	90,963
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	60,000	63,237
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	88,000	87,234
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34(R)	110,000	109,348
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	54,000	46,803
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34	70,000	69,341
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	58,000	56,562
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26(R)	145,000	140,644
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	22,000	20,851

		842,314
Technology (3.0%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	120,000	112,944
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	143,000	120,523
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	432,032
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	122,000	118,270
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	158,000	149,403
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	400,000	379,626
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	75,000	76,986
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	105,000	106,414
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	5,000	6,467
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	67,000	69,433
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	68,000	69,599
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	60,000	64,322
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	192,000	202,932
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	273,000	276,328
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	105,000	93,329
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	58,000	55,804
Micron Technology, Inc. sr. unsec. notes 5.30%, 1/15/31	20,000	20,116
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33	155,000	160,699
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	65,000	64,872
MSCI, Inc. 144A company guaranty sr. unsec. bonds 3.25%, 8/15/33	250,000	205,958
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	109,000	96,746
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	41,906
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	372,969
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	40,043
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	121,332
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	80,000	73,782
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	110,000	85,873
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	127,000	82,831
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	128,000	86,342
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	110,000	95,150
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	240,000	194,181
Xilinx, Inc. company guaranty sr. unsec. sub. notes 2.375%, 6/1/30	320,000	277,653

		4,354,865
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	133,000	126,523
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	110,000	107,075
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	130,000	131,682

		365,280
Utilities and power (4.1%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	129,646
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	105,730
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	75,000	74,590
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	45,000	45,613
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	69,027
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	210,000	203,075
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	53,811
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	81,211
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	2,000	2,070
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	85,000	72,301
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	106,000	116,593
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	44,000	46,460
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	43,000	43,072
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	122,957
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	90,000	89,504
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	51,824
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	169,393
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	65,000	65,713
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	97,000	92,133
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	200,000	229,949
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	95,000	88,078
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	77,477
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	93,081
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	182,000	183,127
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	35,912
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	125,000	116,738
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	21,211
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	84,000	75,289
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	315,000	269,568
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	60,000	60,688
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	165,000	164,946
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	165,000	167,037
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	90,000	88,186
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	225,000	226,513
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	175,721
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	10,000	10,101
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	270,000	266,213
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	97,693
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	30,000	29,990
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	79,971
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	70,000	70,266
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	100,000	95,394
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	120,000	119,363
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	95,000	89,316
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	166,474
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	90,000	85,286
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	90,037
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	65,093
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	124,728
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	45,000	46,371
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	190,000	176,554
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	115,107
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	160,000	158,974
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	50,000	50,134
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	85,000	87,664
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	10,000	10,190
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	82,000	76,904
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	170,000	168,964

		5,989,031

Total corporate bonds and notes (cost $53,181,889)		$50,852,041

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.7%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,132,841	$1,165,684
5.50%, TBA, 4/1/54	1,000,000	999,411
5.50%, with due dates from 6/20/53 to 7/20/53	776,635	784,894
5.00%, with due dates from 5/20/48 to 6/20/48	272,533	271,883
4.50%, TBA, 4/1/54	3,000,000	2,882,426
4.50%, with due dates from 7/20/47 to 5/20/48	1,093,368	1,068,945
4.00%, TBA, 4/1/54	2,000,000	1,871,725
4.00%, with due dates from 2/20/48 to 5/20/48	671,394	631,590
3.50%, with due dates from 11/15/47 to 11/20/49	768,183	702,538
3.00%, TBA, 4/1/54	1,000,000	882,019

		11,261,115
U.S. Government Agency Mortgage Obligations (20.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, with due dates from 9/1/53 to 10/1/53	808,991	820,635
5.50%, with due dates from 9/1/53 to 11/1/53	1,857,148	1,860,871
4.50%, with due dates from 7/1/44 to 3/1/45	274,750	269,427
4.00%, 9/1/45	317,639	302,364
3.50%, with due dates from 8/1/43 to 2/1/47	1,210,631	1,113,888
3.00%, with due dates from 3/1/43 to 6/1/46	594,286	529,003
3.00%, 5/1/38	987,865	911,121
2.50%, 1/1/51	955,350	802,572
Federal National Mortgage Association Pass-Through Certificates
6.00%, 6/1/53	170,944	173,405
5.50%, with due dates from 9/1/53 to 11/1/53	1,093,127	1,095,897
5.00%, 3/1/38	3,508	3,533
4.50%, with due dates from 7/1/44 to 5/1/45	497,019	485,669
4.00%, with due dates from 9/1/45 to 6/1/46	499,902	475,163
3.50%, with due dates from 6/1/56 to 9/1/57	2,018,916	1,797,684
3.50%, with due dates from 7/1/43 to 1/1/47	526,211	483,334
3.00%, with due dates from 9/1/42 to 3/1/47	2,178,399	1,935,854
2.50%, 11/1/50	706,416	593,447
2.00%, 2/1/37	975,472	869,098
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/54	3,000,000	3,064,453
5.00%, TBA, 4/1/54	1,000,000	976,016
2.50%, TBA, 4/1/54	4,000,000	3,306,406
2.00%, TBA, 4/1/54	8,000,000	6,329,172
1.50%, TBA, 4/1/39	1,000,000	865,586

		29,064,598

Total U.S. government and agency mortgage obligations (cost $41,243,247)		$40,325,713

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.375%, 5/15/27(i)	$113,000	$107,373
1.625%, 5/15/31(i)	139,000	118,001

Total U.S. treasury obligations (cost $225,374)		$225,374

MORTGAGE-BACKED SECURITIES (27.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (5.6%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.47%, 10/25/53	$197,463	$198,772
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	162,813	16,429
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	52,162	2,702
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	476,091	98,484
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.931%, 4/15/37	69,765	77,122
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.561%, 3/15/35	88,915	90,290
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	3,914,881	745,439
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.617%, 6/15/42	2,306,659	95,774
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 1/25/50	3,774,445	366,078
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,534	1,222
REMICs Ser. 3391, PO, zero %, 4/15/37	11,826	9,869
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,875	3,245
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	737,989	110,783
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	287,060	45,481
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	836,055	100,441
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	3,644,756	591,981
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.965%, 4/25/40	242,592	24,312
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 1/25/49	495,161	32,053
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 3/25/50	922,196	93,299
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 3/25/46	1,839,083	172,448
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	7,227	5,801
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.469%, 4/20/51(WAC)	245,987	249,754
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	284,738	38,784
Ser. 23-70, Class JI, 5.50%, 6/20/52	3,307,590	657,374
Ser. 14-180, IO, 5.00%, 12/20/44	816,171	168,172
Ser. 14-76, IO, 5.00%, 5/20/44	236,116	46,441
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	736,615	146,348
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	514,505	93,254
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	668,413	121,084
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	664,784	109,050
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	398,663	67,294
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,439,112	254,090
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,168,502	213,661
Ser. 12-136, IO, 3.50%, 11/20/42	607,757	84,805
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	433,113	68,778
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	194,019	10,357
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	339,496	14,309
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.077%, 5/20/53	468,639	458,335
Ser. 16-H11, Class HI, IO, 2.07%, 1/20/66(WAC)	1,306,383	33,117
Ser. 15-H12, Class AI, IO, 1.848%, 5/20/65(WAC)	1,436,279	41,078
Ser. 15-H12, Class GI, IO, 1.845%, 5/20/65(WAC)	1,696,347	66,497
Ser. 15-H20, Class AI, IO, 1.828%, 8/20/65(WAC)	812,588	24,865
Ser. 15-H10, Class CI, IO, 1.806%, 4/20/65(WAC)	972,083	32,856
Ser. 15-H12, Class EI, IO, 1.69%, 4/20/65(WAC)	2,069,796	57,954
Ser. 16-H14, IO, 1.674%, 6/20/66(WAC)	1,738,311	44,727
Ser. 15-H25, Class AI, IO, 1.597%, 9/20/65(WAC)	1,649,392	38,761
Ser. 15-H01, Class CI, IO, 1.576%, 12/20/64(WAC)	441,850	9,657
Ser. 14-H11, Class GI, IO, 1.507%, 6/20/64(WAC)	3,357,435	92,105
Ser. 10-H19, Class GI, IO, 1.447%, 8/20/60(WAC)	1,076,399	33,967
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 8/20/50	3,942,266	471,560
Ser. 16-H23, Class MI, IO, 0.813%, 10/20/66(WAC)	4,966,813	165,659
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.759%, 9/16/44	642,014	75,700
IFB Ser. 12-149, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.757%, 12/20/42	1,054,706	88,047
Ser. 16-H23, Class NI, IO, 0.735%, 10/20/66(WAC)	3,225,831	133,872
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 10/20/49	1,063,831	99,139
Ser. 16-H24, Class JI, IO, 0.696%, 11/20/66(WAC)	744,853	36,665
IFB Ser. 20-11, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 1/20/50	715,510	69,483
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.609%, 9/16/49	1,325,675	159,295
IFB Ser. 20-55, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 4/20/50	1,623,515	155,500
Ser. 17-H12, Class QI, IO, 0.598%, 5/20/67(WAC)	1,453,959	54,996
Ser. 17-H08, Class NI, IO, 0.597%, 3/20/67(WAC)	1,764,532	60,700
Ser. 19-H02, Class DI, IO, 0.583%, 11/20/68(WAC)	2,158,117	106,314
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.557%, 10/20/49	130,073	14,894
Ser. 17-H18, Class CI, IO, 0.525%, 9/20/67(WAC)	1,429,742	109,782
FRB Ser. 15-H16, Class XI, IO, 0.49%, 7/20/65(WAC)	805,643	41,491
Ser. 15-H25, Class CI, IO, 0.407%, 10/20/65(WAC)	1,085,257	39,829
Ser. 15-H04, Class AI, IO, 0.219%, 12/20/64(WAC)	1,549,857	45,057
Ser. 15-H13, Class AI, IO, 0.116%, 6/20/65(WAC)	1,810,947	79,710
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67(WAC)	1,834,526	55,403

		8,222,595
Commercial mortgage-backed securities (12.5%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.64%, 6/15/36	289,682	287,640
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.54%, 5/15/36 (Cayman Islands)	91,975	91,684
Arbor Realty Commercial Real Estate Notes, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.51%, 8/15/34 (Cayman Islands)	290,000	287,105
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.569%, 1/20/37 (Cayman Islands)	167,192	165,311
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.342%, 9/15/48(WAC)	483,000	446,623
BANK FRB Ser. 18-BN13, Class XA, IO, 0.441%, 8/15/61(WAC)	6,978,532	120,426
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.606%, 11/15/52(WAC)	234,000	124,612
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.791%, 12/16/36 (Cayman Islands)	304,548	302,455
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.511%, 11/16/38 (Cayman Islands)	63,059	62,552
FRB Ser. 21-FL8, Class A, 6.361%, 1/18/36 (Cayman Islands)	225,837	223,579
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	257,000	243,405
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	72,758	68,415
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	174,000	150,742
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	585,000	546,241
Ser. 14-GC25, Class AS, 4.017%, 10/10/47	122,000	119,917
Ser. 16-C3, Class A4, 3.154%, 11/15/49	203,000	190,675
FRB Ser. 14-GC23, Class XA, IO, 0.88%, 7/10/47(WAC)	13,231,027	3,687
COMM Mortgage Trust Ser. 15-CR23, Class AM, 3.801%, 5/10/48	205,000	199,160
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	136,684	124,585
FRB Ser. 14-CR17, Class C, 4.72%, 5/10/47(WAC)	227,000	208,475
FRB Ser. 14-UBS6, Class C, 4.427%, 12/10/47(WAC)	83,000	73,748
FRB Ser. 15-CR23, Class C, 4.283%, 5/10/48(WAC)	293,000	267,724
FRB Ser. 15-CR23, Class XA, IO, 0.835%, 5/10/48(WAC)	4,141,380	23,184
FRB Ser. 14-UBS6, Class XA, IO, 0.812%, 12/10/47(WAC)	6,621,850	12,058
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.106%, 5/15/45(WAC)	84,412	61,608
FRB Ser. 13-CR13, Class D, 4.919%, 11/10/46(WAC)	389,000	252,503
FRB Ser. 14-CR17, Class D, 4.784%, 5/10/47(WAC)	198,000	170,072
FRB Ser. 14-CR19, Class D, 4.621%, 8/10/47(WAC)	178,000	165,287
FRB Ser. 13-CR6, Class D, 3.859%, 3/10/46(WAC)	102,000	79,079
Ser. 17-COR2, Class D, 3.00%, 9/10/50	389,000	287,860
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	2,983,150	130
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.249%, 4/15/50(WAC)	310,000	267,150
FRB Ser. 15-C3, Class XA, IO, 0.661%, 8/15/48(WAC)	13,630,522	96,572
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.677%, 12/15/49(WAC)	5,740,176	76,219
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.321%, 8/10/44(WAC)	278,136	261,142
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.32%, 11/25/51	337,000	330,580
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.691%, 11/16/36 (Cayman Islands)	196,602	195,683
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	3,535,925	172,376
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	224,550	211,183
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class XA, IO, 0.889%, 6/10/47(WAC)	9,366,976	6,408
FRB Ser. 15-GS1, Class XA, IO, 0.755%, 11/10/48(WAC)	18,882,928	178,921
FRB Ser. 13-GC13, Class XA, IO, zero %, 7/10/46(WAC)	6,798,149	68
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.521%, 9/10/47(WAC)	255,000	138,928
FRB Ser. 11-GC5, Class XA, IO, zero %, 8/10/44(WAC)	613,389	6
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class B, 4.394%, 4/15/47(WAC)	268,000	265,077
Ser. 14-C21, Class AS, 3.997%, 8/15/47	183,000	178,518
FRB Ser. 13-C12, Class C, 3.959%, 7/15/45(WAC)	168,256	153,071
FRB Ser. 14-C25, Class XA, IO, 0.794%, 11/15/47(WAC)	2,662,257	4,190
FRB Ser. 14-C22, Class XA, IO, 0.77%, 9/15/47(WAC)	11,989,758	34,419
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.111%, 8/15/46(WAC)	191,000	127,755
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.761%, 6/15/51(WAC)	146,000	118,211
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	200,197	193,443
Ser. 13-LC11, Class B, 3.499%, 4/15/46	161,000	136,819
FRB Ser. 13-LC11, Class XA, IO, 0.90%, 4/15/46(WAC)	152,277	13
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.526%, 2/15/46(WAC)	148,000	114,292
FRB Ser. 11-C3, Class F, 5.526%, 2/15/46(WAC)	635,000	152,406
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	236,962	223,622
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	138,000	124,735
FRB Ser. 12-LC9, Class D, 3.772%, 12/15/47(WAC)	127,000	109,250
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	498,000	124,246
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42(WAC)	250,000	149,429
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.517%, 7/12/50(WAC)	5,944,314	215,781
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 6.29%, 7/15/36	197,961	196,984
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.541%, 7/16/36 (Cayman Islands)	462,517	459,695
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	214,000	202,723
FRB Ser. 15-C27, Class C, 4.489%, 12/15/47(WAC)	587,000	547,244
FRB Ser. 14-C16, Class B, 4.354%, 6/15/47(WAC)	376,000	352,312
FRB Ser. 15-C23, Class B, 4.138%, 7/15/50(WAC)	355,000	338,531
FRB Ser. 15-C25, Class XA, IO, 1.027%, 10/15/48(WAC)	4,561,063	41,580
FRB Ser. 15-C26, Class XA, IO, 0.961%, 10/15/48(WAC)	3,888,253	27,230
FRB Ser. 14-C17, Class XA, IO, 0.87%, 8/15/47(WAC)	1,353,642	902
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class E, 4.252%, 11/15/45(WAC)	138,000	66,222
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50(WAC)	114,000	99,289
FRB Ser. 13-C10, Class F, 3.942%, 7/15/46(WAC)	273,000	16,965
Ser. 14-C17, Class E, 3.50%, 8/15/47	106,000	92,586
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.782%, 10/15/51(WAC)	244,000	209,378
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	412,000	368,803
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	181,000	174,630
FRB Ser. 16-BNK2, Class XA, IO, 0.954%, 11/15/49(WAC)	3,213,592	60,257
FRB Ser. 16-UB12, Class XA, IO, 0.648%, 12/15/49(WAC)	8,507,222	116,316
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 4.944%, 7/15/49(WAC)	84,049	81,583
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.185%, 3/25/50	401,580	396,586
FRB Ser. 19-01, Class M10, 8.685%, 10/25/49	759,095	747,003
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 8.399%, 10/25/39	243,000	241,808
FRB Ser. 22-FL8, Class AS, 7.421%, 1/25/37	379,000	376,646
FRB Ser. 22-FL8, Class A, 6.971%, 1/25/37	98,590	98,520
FRB Ser. 21-FL7, Class A, 6.644%, 11/25/36	194,347	192,648
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.08%, 5/19/38 (Bermuda)	222,000	222,277
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	9
UBS Commercial Mortgage Trust
Ser. 17-C7, Class A4, 3.679%, 12/15/50	128,000	120,028
FRB Ser. 19-C17, Class XA, IO, 1.443%, 10/15/52(WAC)	5,684,515	348,419
FRB Ser. 17-C7, Class XA, IO, 0.987%, 12/15/50(WAC)	4,239,312	125,827
FRB Ser. 18-C12, Class XA, IO, 0.865%, 8/15/51(WAC)	4,258,341	134,380
UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	82,135
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.541%, 6/16/36	56,411	56,180
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.299%, 11/15/48(WAC)	16,340	55
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	148,000	128,316
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	162,000	151,782
Ser. 15-C31, Class AS, 4.049%, 11/15/48	135,000	130,163
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	122,000	106,347
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	95,000	89,651
FRB Ser. 19-C50, Class XA, IO, 1.406%, 5/15/52(WAC)	2,252,007	122,480
FRB Ser. 17-C41, Class XA, IO, 1.153%, 11/15/50(WAC)	3,159,949	105,139
FRB Ser. 14-LC16, Class XA, IO, 0.968%, 8/15/50(WAC)	2,532,542	226
FRB Ser. 18-C43, Class XA, IO, 0.585%, 3/15/51(WAC)	13,640,573	272,496
FRB Ser. 15-LC20, Class XB, IO, 0.479%, 4/15/50(WAC)	13,766,000	54,376
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	87,553	5,691
Ser. 19-C53, Class D, 2.50%, 10/15/52	218,000	149,458
WF-RBS Commercial Mortgage Trust
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	96,228	85,114
FRB Ser. 14-C24, Class XA, IO, 0.832%, 11/15/47(WAC)	5,764,952	7,684
FRB Ser. 14-C22, Class XA, IO, 0.758%, 9/15/57(WAC)	12,574,845	15,429
FRB Ser. 13-C14, Class XA, IO, 0.349%, 6/15/46(WAC)	460,165	18
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class C, 4.979%, 6/15/44(WAC)	119,703	108,305
FRB Ser. 12-C10, Class D, 4.396%, 12/15/45(WAC)	214,000	105,260
FRB Ser. 13-C15, Class D, 4.189%, 8/15/46(WAC)	322,000	127,576

		18,082,317
Residential mortgage-backed securities (non-agency) (9.0%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	659,290	671,104
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	102,470	99,223
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	287,645
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	126,378	127,021
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	149,794	150,277
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	321,385
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	332,000	287,383
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 5.744%, 8/25/35	47,234	43,961
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, (9.17%, 8/25/25), 9/25/62(STP)	137,901	140,410
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	684,726	694,695
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	215,071	207,338
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 4.081%, 3/25/60(WAC)	146,540	145,911
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	179,000	167,244
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.435%, 12/25/28	231,584	246,025
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	345,220
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.57%, 3/25/42	911,000	987,296
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.12%, 10/25/50	405,000	456,891
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.32%, 1/25/42	120,279	120,260
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	218,142
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	764,000	722,921
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (US 30 Day Average SOFR + 4.26%), 9.585%, 8/25/31	53,171	56,404
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 1/25/42	1,084,000	1,114,482
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.885%, 7/25/31	3,801	3,818
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.585%, 11/25/39	63,730	64,215
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.485%, 1/25/40	108,122	109,725
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (US 30 Day Average SOFR + 2.11%), 7.435%, 1/25/40	89,005	90,006
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	128,963	126,965
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	39,015	36,758
Imperial Fund Mortgage Trust 144A Ser. 22-NQM7, Class A1, 7.369%, 11/25/67	340,023	344,632
JP Morgan Mortgage Trust 144A FRB Ser. 23-HE3, Class A1, (US 30 Day Average SOFR + 1.60%), 6.92%, 5/25/54	526,187	529,805
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.991%, 8/26/47(WAC)	88,728	84,922
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60(WAC)	212,000	189,054
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	146,078	142,320
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	456,067	461,412
Onslow Bay Financial, LLC Trust 144A Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	262,439	262,498
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	668,367	680,197
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	422,323
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	116,000	104,102
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	126,019
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	471,554	470,228
Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	100,000	97,564
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	127,406	128,277
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.304%, 10/25/45	617,315	584,008
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 6.264%, 12/25/45	494,094	431,374

		13,101,460

Total mortgage-backed securities (cost $42,809,133)		$39,406,372

COLLATERALIZED LOAN OBLIGATIONS (3.3%)(a)
	Principal amount	Value
AB BSL CLO 4, Ltd. 144A FRB Ser. 23-4A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.318%, 4/20/36 (Cayman Islands)	$100,000	$100,782
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.648%, 1/21/35 (Cayman Islands)	250,000	250,140
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.838%, 7/20/35 (Jersey)	250,000	250,120
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.736%, 10/25/32 (Cayman Islands)	150,000	148,968
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	150,000	150,050
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	250,000	250,036
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	250,000	250,021
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.816%, 7/15/36	250,000	250,140
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.579%, 7/20/30	250,000	248,227
Elmwood CLO 19, Ltd. 144A FRB Ser. 23-6A, Class AR, (CME Term SOFR 3 Month + 1.70%), 7.017%, 10/17/36 (Cayman Islands)	250,000	252,231
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.799%, 4/20/34 (Cayman Islands)	250,000	250,149
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	200,000	199,940
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.809%, 7/20/34 (Cayman Islands)	150,000	150,064
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.751%, 7/28/34	250,000	250,020
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.696%, 7/15/34 (Cayman Islands)	250,000	249,997
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	250,000	251,707
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.226%, 1/15/35 (Cayman Islands)	250,000	250,178
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.569%, 5/15/32 (Cayman Islands)	250,000	249,995
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	250,000	250,047
RRX 3, Ltd. 144A FRB Ser. 21-3A, Class A1, (CME Term SOFR 3 Month + 1.58%), 6.896%, 4/15/34 (Cayman Islands)	250,000	250,088
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	250,000	249,994

Total collateralized loan obligations (cost $4,710,775)		$4,752,894

ASSET-BACKED SECURITIES (1.2%)(a)
	Principal amount	Value
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	$483,000	$475,842
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.444%, 10/22/24	347,000	346,002
NewRez Warehouse Securitization Trust 144A
FRB Ser. 21-1, Class C, (CME Term SOFR 1 Month + 1.16%), 6.494%, 5/7/24	260,000	259,851
FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.194%, 5/7/24	268,667	268,719
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.279%, 6/29/24	325,000	324,928

Total asset-backed securities (cost $1,652,836)		$1,675,342

SHORT-TERM INVESTMENTS (19.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	26,524,532	$26,524,532
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	518,000	518,000
U.S. Treasury Bills 5.353%, 4/25/24(SEG)(SEGSF)		$1,400,000	1,395,094

Total short-term investments (cost $28,437,683)			$28,437,626
TOTAL INVESTMENTS

Total investments (cost $172,260,937)			$165,675,362

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	37	$4,456,188	$4,456,188	Jun-24	$58,018
U.S. Treasury Bond Ultra 30 yr (Long)	70	9,030,000	9,030,000	Jun-24	107,217
U.S. Treasury Note 2 yr (Long)	9	1,840,359	1,840,359	Jun-24	(1,356)
U.S. Treasury Note 2 yr (Short)	127	25,969,516	25,969,516	Jun-24	19,237
U.S. Treasury Note 5 yr (Long)	133	14,233,078	14,233,078	Jun-24	43,412
U.S. Treasury Note 5 yr (Short)	26	2,782,406	2,782,406	Jun-24	(7,191)
U.S. Treasury Note 10 yr (Long)	89	9,860,922	9,860,922	Jun-24	48,472
U.S. Treasury Note 10 yr (Short)	32	3,545,500	3,545,500	Jun-24	(16,533)
U.S. Treasury Note Ultra 10 yr (Long)	23	2,636,016	2,636,016	Jun-24	15,917

Unrealized appreciation					292,273

Unrealized (depreciation)					(25,080)

Total					$267,193

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	$8,461,600	$(61,889)	$(61,600)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,623,000	249,987	112,676
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,623,000	249,987	(25,144)
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	2,259,800	(49,087)	(21,220)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	2,259,800	(729,823)	96,810
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	1,478,400	(122,107)	(22,782)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	1,478,400	(116,622)	6,889
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735	1,181,900	(91,597)	(1,040)
Barclays Bank PLC
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,797,000	(380,964)	65,411
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,797,000	(96,858)	(28,644)
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355	3,964,200	(40,038)	(27,036)
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855	3,964,200	(38,948)	3,964
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95	978,500	(45,549)	(1,409)
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45	978,500	(43,445)	108
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	2,808,650	629,643	46,483
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	2,808,650	629,643	(26,514)
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	507,300	35,333	(6,123)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	507,300	35,333	12,662
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	5,792,200	(337,685)	(23,053)
JPMorgan Chase Bank N.A.
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475	1,157,700	77,682	(8,498)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475	1,157,700	77,682	12,237
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	357,500	(35,616)	(1,916)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	357,500	(37,003)	(5,062)

Unrealized appreciation				357,240

Unrealized (depreciation)				(260,041)

Total				$97,199

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $5,678,164) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 4/1/54	$1,000,000	4/11/24	$995,195
Uniform Mortgage-Backed Securities, 4.50%, 4/1/54	3,000,000	4/11/24	2,856,679
Uniform Mortgage-Backed Securities, 4.00%, 4/1/54	1,000,000	4/11/24	926,016
Uniform Mortgage-Backed Securities, 3.50%, 4/1/54	1,000,000	4/11/24	894,727

Total			$5,672,617

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$461,200	$3,441	(E)	$(7)	3/18/36	3.757% — Annually	US SOFR — Annually	$(3,447)
		490,100	7,543	(E)	(17)	2/20/59	3.485% — Annually	US SOFR — Annually	(7,559)
		7,245,500	21,374		(27)	3/18/26	US SOFR — Annually	4.413% — Annually	(20,730)
		29,998,000	131,991	(E)	261,768	6/20/29	4.00% — Annually	US SOFR — Annually	129,942
		33,169,000	97,849	(E)	19,554	6/20/26	US SOFR — Annually	4.20% — Annually	(78,295)
		8,770,000	2,631	(E)	(62,371)	6/20/34	US SOFR — Annually	3.80% — Annually	(59,740)
		3,426,000	3,940	(E)	(34,219)	6/20/54	US SOFR — Annually	3.60% — Annually	(30,279)
		3,042,000	6,114	(E)	(1,373)	6/20/26	4.25% — Annually	US SOFR — Annually	4,742
		2,031,000	8,896	(E)	14,886	6/20/34	3.85% — Annually	US SOFR — Annually	5,990
		237,000	2,379	(E)	(1,398)	6/20/54	3.65% — Annually	US SOFR — Annually	(3,778)
		1,544,700	11,462		(20)	3/27/34	US SOFR — Annually	3.932% — Annually	11,145

	Total				$196,776				$(52,009)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$3,281	$21,536	$2,737	5/11/63	300 bp — Monthly	$556
	CMBX NA BBB-.6 Index	BB/P	6,388	47,558	6,045	5/11/63	300 bp — Monthly	371
	CMBX NA BBB-.6 Index	BB/P	7,467	58,774	7,470	5/11/63	300 bp — Monthly	31
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	51,734	121,000	41,285	12/16/72	500 bp — Monthly	10,567
	CMBX NA BB.14 Index	BB-/P	3,728	34,000	10,526	12/16/72	500 bp — Monthly	(6,766)
	CMBX NA BB.6 Index	B/P	24,342	73,055	17,088	5/11/63	500 bp — Monthly	7,326
	CMBX NA BB.7 Index	B-/P	204,015	518,641	152,273	1/17/47	500 bp — Monthly	52,246
	CMBX NA BB.9 Index	B/P	38,701	92,000	34,813	9/17/58	500 bp — Monthly	3,977
	CMBX NA BBB-.11 Index	BBB-/P	16,380	78,000	10,046	11/18/54	300 bp — Monthly	6,379
	CMBX NA BBB-.15 Index	BBB-/P	460	2,000	284	11/18/64	300 bp — Monthly	177
	Credit Suisse International
	CMBX NA A.7 Index	A/P	275	2,054	344	1/17/47	200 bp — Monthly	(68)
	CMBX NA BB.7 Index	B-/P	16,586	93,612	27,485	1/17/47	500 bp — Monthly	(10,807)
	CMBX NA BBB-.7 Index	BB+/P	4,347	26,277	4,412	1/17/47	300 bp — Monthly	(49)
	CMBX NA BBB-.7 Index	BB+/P	18,774	121,352	20,375	1/17/47	300 bp — Monthly	(1,530)
	Goldman Sachs International
	CMBX NA BBB-.11 Index	BBB-/P	186	1,000	129	11/18/54	300 bp — Monthly	58
	CMBX NA BBB-.7 Index	BB+/P	52,535	205,916	34,573	1/17/47	300 bp — Monthly	18,082
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	5,777	72,000	28,505	5/11/63	500 bp — Monthly	(22,658)
	CMBX NA BB.7 Index	B-/P	120,945	186,469	54,747	1/17/47	500 bp — Monthly	66,379
	CMBX NA BBB-.8 Index	B+/P	9,044	58,000	6,183	10/17/57	300 bp — Monthly	2,895
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	6,123	46,000	3,243	12/16/72	200 bp — Monthly	2,898
	CMBX NA A.13 Index	A-/P	5,996	46,000	3,243	12/16/72	200 bp — Monthly	2,770
	CMBX NA BB.6 Index	B/P	5,518	14,089	3,295	5/11/63	500 bp — Monthly	2,236
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	2,902	23,000	1,622	12/16/72	200 bp — Monthly	1,289
	CMBX NA A.7 Index	A/P	749	3,815	639	1/17/47	200 bp — Monthly	112
	CMBX NA BB.13 Index	BB-/P	56,828	126,000	42,991	12/16/72	500 bp — Monthly	13,959
	CMBX NA BBB-.13 Index	BBB-/P	28,310	89,000	19,171	12/16/72	300 bp — Monthly	9,191

Upfront premium received			691,391		Unrealized appreciation			201,499

Upfront premium (paid)			—		Unrealized (depreciation)			(41,878)

	Total		$691,391				Total	$159,621
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$5,869	$982	1/17/47	(200 bp) — Monthly	$832
	CMBX NA BB.10 Index	(175,417)	378,000	149,650	11/17/59	(500 bp) — Monthly	(26,134)
	CMBX NA BB.8 Index	(3,897)	8,656	3,056	10/17/57	(500 bp) — Monthly	(849)
	CMBX NA BBB-.12 Index	(101,030)	356,000	70,310	8/17/61	(300 bp) — Monthly	(30,927)
	CMBX NA BBB-.13 Index	(25,482)	89,000	19,171	12/16/72	(300 bp) — Monthly	(6,363)
	CMBX NA BBB-.6 Index	(53,386)	127,868	16,252	5/11/63	(300 bp) — Monthly	(37,209)
	Credit Suisse International
	CMBX NA BB.10 Index	(20,948)	157,000	62,156	11/17/59	(500 bp) — Monthly	41,056
	CMBX NA BB.10 Index	(18,670)	157,000	62,156	11/17/59	(500 bp) — Monthly	43,334
	CMBX NA BB.10 Index	(10,317)	83,000	32,860	11/17/59	(500 bp) — Monthly	22,462
	CMBX NA BB.7 Index	(76,651)	351,800	103,289	1/17/47	(500 bp) — Monthly	26,296
	CMBX NA BB.7 Index	(54,971)	224,971	66,051	1/17/47	(500 bp) — Monthly	10,862
	Goldman Sachs International
	CMBX NA BB.7 Index	(78,564)	207,607	60,954	1/17/47	(500 bp) — Monthly	(17,813)
	CMBX NA BB.9 Index	(9,603)	24,000	9,082	9/17/58	(500 bp) — Monthly	(544)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,971)	87,144	20,383	5/11/63	(500 bp) — Monthly	(65,924)
	CMBX NA BBB-.11 Index	(4,846)	44,000	5,667	11/18/54	(300 bp) — Monthly	795
	CMBX NA BBB-.7 Index	(81,697)	166,262	27,915	1/17/47	(300 bp) — Monthly	(53,879)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	59,781	11/17/59	(500 bp) — Monthly	51,042
	CMBX NA BB.7 Index	(20,471)	89,082	26,155	1/17/47	(500 bp) — Monthly	5,597
	CMBX NA BBB-.7 Index	(11,964)	69,754	11,712	1/17/47	(300 bp) — Monthly	(293)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(75,931)	160,000	63,344	11/17/59	(500 bp) — Monthly	(12,743)
	CMBX NA BB.9 Index	(28,800)	68,000	25,731	9/17/58	(500 bp) — Monthly	(3,135)
	CMBX NA BBB-.10 Index	(6,467)	20,000	3,776	11/17/59	(300 bp) — Monthly	(2,703)
	CMBX NA BBB-.11 Index	(8,537)	35,000	4,508	11/18/54	(300 bp) — Monthly	(4,050)
	CMBX NA BBB-.12 Index	(117,376)	369,000	72,878	8/17/61	(300 bp) — Monthly	(44,713)
	CMBX NA BBB-.7 Index	(28,879)	104,630	17,567	1/17/47	(300 bp) — Monthly	(11,373)
	CMBX NA BBB-.8 Index	(73,695)	358,000	38,163	10/17/57	(300 bp) — Monthly	(35,741)

Upfront premium received		—			Unrealized appreciation		202,276

Upfront premium (paid)		(1,182,310)			Unrealized (depreciation)		(354,393)

	Total	$(1,182,310)				Total	$(152,117)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $145,559,833.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$22,700,905	$11,520,629	$7,697,002	$323,619	$26,524,532

	Total Short-term investments	$22,700,905	$11,520,629	$7,697,002	$323,619	$26,524,532
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,179,146.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $33,861.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $255,650 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $73,739 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $33,861 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,675,342	$—
Collateralized loan obligations	—	4,752,894	—
Corporate bonds and notes	—	50,852,041	—
Mortgage-backed securities	—	39,406,372	—
U.S. government and agency mortgage obligations	—	40,325,713	—
U.S. treasury obligations	—	225,374	—
Short-term investments	518,000	27,919,626	—

Totals by level	$518,000	$165,157,362	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$267,193	$—	$—
Forward premium swap option contracts	—	97,199	—
TBA sale commitments	—	(5,672,617)	—
Interest rate swap contracts	—	(248,785)	—
Credit default contracts	—	498,423	—

Totals by level	$267,193	$(5,325,780)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$36,900,000
Written swap option contracts (contract amount)	$22,000,000
Futures contracts (number of contracts)	600
Centrally cleared interest rate swap contracts (notional)	$80,000,000
OTC credit default contracts (notional)	$6,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com